Senior Secured Convertible Notes Payable (in default) (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Senior Secured Convertible Notes Payable
Schedule of senior secured convertible notes payable

	February 29	August 31,
	2020	2019
	(unaudited)
Senior Secured Convertible notes, Principal	$3,647,000	$6,808,000
Less: debt discount and deferred financing costs	(1,611,000)	(3,457,000)
Total outstanding convertible notes, net	$2,036,000	$3,351,000
Less: current portion of convertible notes payable	(1,427,000)	(3,351,000)
Long-term convertible notes payable	$609,000	$—

	August 31,	August 31,
	2019	2018
Senior Secured Convertible notes, Principal	$6,808,000	$10,000,000
Less debt discount and deferred financing costs	(3,457,000)	(3,829,000)
Total outstanding convertible notes, net	$3,351,000	$6,171,000
Less current portion of convertible notes payable	(3,351,000)	(6,171,000)
Long-term convertible notes payable	$—	$—

Schedule of rolls forward the convertible notes payable balances

		Deferred
	Gross	Financing	Note
	Principal	Costs	Discount	Net
Balance at August 31, 2019	$6,808,000	$(344,000)	$(3,113,000)	$3,351,000
Repayments in cash	(1,240,000)	—	—	(1,240,000)
Conversions to common shares	(2,188,000)	—	—	(2,188,000)
Notes issued for exchange	267,000			267,000
Additional note discount issued - exchange			(467,000)	(467,000)
Acceleration of discount and deferred financing costs -	—	62,000	595,000	657,000
Amortization of Interest Expense	—	150,000	1,506,000	1,656,000
Balance at February 29, 2020	3,647,000	(132,000)	(1,479,000)	2,036,000
Less Current Amount	(2,327,000)	132,000	718,000	(1,427,000)
Long Term Balance at February 29, 2020	$1,320,000	$—	$(711,000)	$609,000

		Deferred
	Gross	Financing	Note
	Principal	Costs	Discount	Net
Balance at August 31, 2018	$10,000,000	$(617,000)	$(3,212,000)	$6,171,000
Issuance of Notes Payable	5,639,000	(485,000)	(4,750,000)	404,000
Conversion of Principal into Equity	(8,395,000)	—	—	(8,395,000)
Amortization of Interest Expense	—	758,000	4,849,000	5,607,000
Repayment of Principal in cash	(436,000)	—	—	(436,000)
Balance at August 31, 2019	$6,808,000	$(344,000)	$(3,113,000)	$3,351,000
Less Current Amount	(6,808,000)	344,000	3,113,000	(3,351,000)
Long Term Balance at August 31, 2019	$—	$—	$—	$—

Schedule of gross principal balance rollforward

	June 2018	December 2018	March 2019	December 2019
	Notes	Notes	Notes	Notes	Total
Gross Balance at August 31, 2019	$1,466,000	$867,000	$4,475,000	$—	$6,808,000
Exchanged for December 2019 Notes		(222,000)	(2,445,000)	2,934,000	267,000
Conversions to Common Shares	(759,000)	(422,000)	(714,000)	(293,000)	(2,188,000)
Repayments in cash	(707,000)	(223,000)	(310,000)	—	(1,240,000)
Gross Balance	—	—	1,006,000	2,641,000	3,647,000

Less: Discount and Debt Issuance Costs:	—	—	(400,000)	(1,211,000)	(1,611,000)
Carrying Balance at February 29, 2020	—	—	606,000	1,430,000	2,036,000
Less: Current Amount	—	—	(606,000)	(821,000)	(1,427,000)
Long-term Balance at February 29, 2020	$—	$—	$—	$609,000	$609,000

	June 2018	December 2018	March 2019
	Notes	Notes	Notes	Total
Gross Balance at August 31, 2018	$10,000,000	$—	$—	$10,000,000
Issuance of Notes Payable	—	889,000	4,750,000	5,639,000
Repayment of Principal in cash	(436,000)	—	—	(436,000)
Conversion of Principal into Equity	(8,098,000)	(22,000)	(275,000)	(8,395,000)
Gross Balance at August 31, 2019	$1,466,000	$867,000	$4,475,000	$6,808,000

Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(27,000)	—	(317,000)	(344,000)
Deferred Financing Costs	(5,000)	—	(3,108,000)	(3,113,000)
Carrying Balance at August 31, 2019	$1,434,000	$867,000	$1,050,000	$3,351,000
Less Current Amount	(1,434,000)	(867,000)	(1,050,000)	(3,351,000)
Long Term Balance at August 31, 2019	$—	$—	$—	$—

Schedule of derivative liabilities

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability	Total
Balance at August 31, 2018	$—	$—	$—
Initial recognition	2,421,000	3,917,000	6,338,000
Reclassification to equity	(13,000)	(13,000)
Change in fair value	444,000	(3,013,000)	(2,569,000)
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000

Schedule of assumptions to estimate fair value of the derivatives

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability
Risk free rate	1.76%	1.39%
Market price per share	$19.04	$19.04
Life of instrument in years	1.04	4.47
Volatility	100%	119%
Dividend yield	0%	0%